Note 5 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Loans, gross	$ 3,965,167	$ 3,832,236	$ 3,221,738
Allowance for credit losses	(2,386)	(2,513)	(2,289)
Accrued interest	21,500	20,681	15,634
Total loans, net of allowance for credit losses	3,984,281	3,850,404	3,235,083
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Loans, gross	3,078,941	2,879,320	2,414,266
Allowance for credit losses	(65)	(100)	(583)	$ (545)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Loans, gross	822,086	889,069	752,138
Allowance for credit losses	(2,106)	(2,222)	(1,591)	(1,287)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Loans, gross	9,062	8,793	12,811
Allowance for credit losses	(55)	(42)	(57)	(54)
Public sector and other financing [member]
Statement Line Items [Line Items]
Loans, gross	55,078	55,054	42,523
Allowance for credit losses	$ (160)	$ (149)	$ (58)	$ (18)